Derivative Financial Instruments	12 Months Ended
Feb. 28, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at February 28, 2018
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$1	$1	$104
Currency option contracts	Other current assets	—	—	—	19
Total		$—	$1	$1	$123

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$—	$(1)	$(1)	$100
Currency option contracts	Accrued liabilities	(1)	—	(1)	61
Total		$(1)	$(1)	$(2)	$161
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.

	As at February 28, 2017
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$1	$1	$89
Currency option contracts	Other current assets	1	—	1	37
Total		$1	$1	$2	$126

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$—	$(1)	$(1)	$28
Currency option contracts	Accrued liabilities	(1)	—	(1)	38
Total		$(1)	$(1)	$(2)	$66
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
Foreign exchange
The Company’s currency risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency exchange rates. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts.
The majority of the Company’s revenue for the fiscal year ended February 28, 2018 was transacted in U.S. dollars. However, portions of the revenue are denominated in Canadian dollars, euros, and British pounds. Expenses, consisting of the majority of salaries and other certain operating costs, are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. As at February 28, 2018, approximately 9% of cash and cash equivalents, 35% of accounts receivable and 6% of accounts payable and accrued liabilities were denominated in foreign currencies (February 28, 2017 - 8%, 35% and 23%, respectively).
See “Derivative financial instruments” in Note 1 for the Company’s accounting policies on these instruments.
As at February 28, 2018 and February 28, 2017, the outstanding derivatives designated as cash flow hedges were considered to be fully effective. The maturity dates of these instruments range from March 2018 to February 2019. As at February 28, 2018, the net unrealized loss on these forward and option contracts (including option premiums paid) was $1 million (February 28, 2017 - net unrealized loss of nil). Unrealized gains associated with these contracts were recorded in other current assets and AOCI. Unrealized losses were recorded in accrued liabilities and AOCI. Option premiums were recorded in AOCI. As at February 28, 2018, the Company estimates that the net unrealized losses including option premiums on forward and option contracts that will be reclassified into income within the next 12 months will be approximately $1 million. For the fiscal years ended February 28, 2018 and February 28, 2017, there were no realized gains or losses on forward contracts that were ineffective upon maturity.
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended February 28, 2018:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$—
Currency option contracts	(1)	Selling, marketing and administration	2
Total	$(1)		$2

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive loss for the year ended February 28, 2017:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(1)
Currency option contracts	—	Selling, marketing and administration	2
Total	$—		$1

As part of its currency risk management strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, euro, and British pound. These contracts are not subject to hedge accounting, and any realized and unrealized gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2018 to May 2018. As at February 28, 2018, there were no net unrealized gains (net of premium paid) recorded in respect of these instruments (February 28, 2017 - net unrealized gains or losses of nil). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration expenses. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration expenses.
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statements of operations for the years ended February 28, 2018 and February 28, 2017:

		Amount of Gain (Loss) in Income on Derivative Instruments
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 28, 2018	February 28, 2017
Currency forward contracts	Selling, marketing and administration	$(9)	$1

For information concerning the impact of foreign exchange on the consolidated statement of operations net of the above derivative instruments, see Note 16.
Credit risk
The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at February 28, 2018, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains, was nil (February 28, 2017 - 100%; February 29, 2016 - 82%). As at February 28, 2018, the Company had a total credit risk exposure across all counterparties with outstanding or unsettled foreign exchange derivative instruments of nil on a notional value of nil (February 28, 2017 - total credit risk exposure of nil on a notional value of $24 million).
The Company maintains Credit Support Annexes (“CSAs”) with several of its counterparties. These CSAs require the outstanding net position of all contracts be made whole by the paying or receiving of collateral to or from the counterparties on a daily basis, subject to exposure and transfer thresholds. As at February 28, 2018, the Company had $1 million in collateral posted with counterparties (February 28, 2017 - no collateral posted or held).
The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at February 28, 2018, no single issuer represented more than 19% of the total cash, cash equivalents and investments (February 28, 2017 - no single issuer represented more than 18% of the total cash, cash equivalents and investments), and the largest single issuer was the U.S. Department of the Treasury.
Interest rate risk
Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company has also issued the 3.75% Debentures (as defined below) as described in Note 10 with a fixed 3.75% interest rate. The fair value of the 3.75% Debentures will fluctuate with changes in prevailing interest rates. Consequently, the Company is exposed to interest rate risk as a result of the long term of the 3.75% Debentures. The Company does not currently utilize interest rate derivative instruments to hedge its investment portfolio.